DERIVATIVE LIABILITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liabilities | $	$ 1,216,078	$ 4,314,270	$ 754,073
[custom:WarrantsInConjunctionWithNotesPayable] | shares	60,000,000	375,000,000
[custom:NotesPayableDiscount] | $	$ 113,921	$ 2,550,000
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	5.26	4.76	5.38
Warrant measurement input	4.72	4.45
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	4.3	4.39	4.48
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	5.26	4.73	5.38
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	48	71	88
Warrant measurement input	72	509
Measurement Input Price Volatility One [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	48	109	85
Measurement Input Price Volatility One [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	99	272	115
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0.0019	0.0067
Measurement Input, Exercise Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0.0019		0.0019
Measurement Input, Exercise Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0.15		0.15